DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF

May 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.4%
Australia - 13.2%
Adbri Ltd.	4,457	$9,016
AGL Energy Ltd. (a)	4,288	26,946
ALS Ltd.	7,233	66,362
Altium Ltd.	515	10,625
Alumina Ltd.	74,751	91,158
Ampol Ltd.	18,647	446,238
Ansell Ltd.	1,179	23,174
APA Group (b)	9,801	80,010
Aristocrat Leisure Ltd.	4,875	118,166
ASX Ltd.	5,505	319,080
Atlas Arteria Ltd. (b)	10,220	52,712
Aurizon Holdings Ltd.	84,576	243,896
Australia & New Zealand Banking Group Ltd.	2,436	43,756
Bank of Queensland Ltd.	3,094	16,668
Beach Energy Ltd.	4,401	5,446
Bendigo & Adelaide Bank Ltd.	7,290	54,491
BHP Group Ltd.	1,084	34,689
BlueScope Steel Ltd.	11,220	146,486
Boral Ltd.	8,896	19,145
Brambles Ltd.	39,408	307,570
carsales.com Ltd.	4,573	67,249
Challenger Ltd.	4,433	22,991
Charter Hall Group REIT	10,345	98,476
Cleanaway Waste Management Ltd.	31,154	67,045
Cochlear Ltd.	525	83,972
Coles Group Ltd.	23,541	296,031
Commonwealth Bank of Australia	677	50,682
Computershare Ltd.	8,796	146,388
CSL Ltd.	291	56,744
CSR Ltd.	23,213	77,764
Deterra Royalties Ltd.	15,227	49,045
Dexus REIT	41,764	313,975
Domino’s Pizza Enterprises Ltd.	744	36,735
Downer EDI Ltd.	20,763	85,345
EBOS Group Ltd.	6,700	176,635
Endeavour Group Ltd.	17,910	93,275
Evolution Mining Ltd.	15,276	42,080
Fortescue Metals Group Ltd.	5,438	78,448
Goodman Group REIT	15,069	222,140
GPT Group REIT	96,189	331,896
Harvey Norman Holdings Ltd.	13,378	42,034
IDP Education Ltd.	496	8,564
IGO Ltd.	1,216	11,026
Iluka Resources Ltd.	20,803	164,004
Incitec Pivot Ltd.	31,032	78,358
Insurance Australia Group Ltd.	6,069	19,025
JB Hi-Fi Ltd.	4,717	155,517
Lendlease Corp. Ltd. (b)	2,504	19,346
Lottery Corp. Ltd.*	30,323	103,105
Macquarie Group Ltd.	447	59,635
Medibank Pvt Ltd.	146,664	338,774
Metcash Ltd.	74,601	230,650
Mineral Resources Ltd.	2,651	121,423
Mirvac Group REIT	98,532	159,741
National Australia Bank Ltd.	410	9,194
Newcrest Mining Ltd.	10,459	187,869
NEXTDC Ltd.*	1,000	7,898
Northern Star Resources Ltd.	2,018	12,956
Nufarm Ltd/Australia	2,266	8,599
Orica Ltd.	4,305	49,998
Origin Energy Ltd.	4,623	22,717
Orora Ltd.	67,457	189,690
OZ Minerals Ltd.	3,145	54,371
Perpetual Ltd.	1,529	35,746
QBE Insurance Group Ltd.	23,757	205,016
Qube Holdings Ltd.	13,708	30,090
Ramsay Health Care Ltd.	1,551	86,973
REA Group Ltd.	306	24,719
Reece Ltd.	3,367	38,718
Rio Tinto Ltd.	6,162	505,905
Santos Ltd.	1,495	8,794
SEEK Ltd.	675	11,742
Seven Group Holdings Ltd.	1,012	13,641
Shopping Centres Australasia Property Group REIT	84,461	179,947
Sonic Healthcare Ltd.	18,089	475,705
South32 Ltd.	43,657	156,587
Star Entertainment Group Ltd.*	2,517	5,399
Stockland REIT	38,122	109,387
Suncorp Group Ltd.	30,573	248,923
Tabcorp Holdings Ltd.	30,323	20,230
Telstra Corp. Ltd.	29,801	82,946
TPG Telecom Ltd.	1,630	6,723
Transurban Group (b)	3,984	41,068
Treasury Wine Estates Ltd.	6,003	51,244
Vicinity Centres REIT	4,047	5,487
Washington H Soul Pattinson & Co. Ltd.	2,006	36,982
Wesfarmers Ltd.	4,745	160,627
Westpac Banking Corp.	3,834	65,650
Woodside Energy Group Ltd.	15,053	321,357
Woolworths Group Ltd.	7,658	190,349
Worley Ltd.	585	6,186

(Cost $9,383,621)		9,693,185

Austria - 0.3%
ANDRITZ AG	2,040	94,232
Erste Group Bank AG	357	11,095
OMV AG	620	36,131

Raiffeisen Bank International AG	558	7,394
Telekom Austria AG*	8,951	62,615
Verbund AG	148	14,689
voestalpine AG	732	21,392

(Cost $236,140)		247,548

Belgium - 1.7%
Ackermans & van Haaren NV	438	73,806
Ageas SA/NV (a)	410	20,595
Anheuser-Busch InBev SA/NV	91	5,086
D’ieteren Group	172	26,846
Elia Group SA/NV (a)	2,221	364,739
Etablissements Franz Colruyt NV	559	18,108
Groupe Bruxelles Lambert SA	259	23,850
KBC Group NV	154	9,585
Proximus SADP	4,452	76,665
Sofina SA	443	104,119
Solvay SA	517	50,454
Telenet Group Holding NV	1,575	41,809
UCB SA	921	81,061
Umicore SA (a)	2,279	101,049
Warehouses De Pauw CVA REIT	6,800	250,150

(Cost $1,301,213)		1,247,922

Bermuda - 0.0%
Hiscox Ltd.
(Cost $11,439)	934	10,881

Canada - 5.5%
Agnico Eagle Mines Ltd.	457	24,222
Alimentation Couche-Tard, Inc.	2,172	98,687
Bank of Montreal	186	20,233
Bank of Nova Scotia	87	5,900
Barrick Gold Corp.	2,563	52,502
BCE, Inc.	1,160	63,198
Brookfield Asset Management, Inc., Class A	200	10,113
Canadian Imperial Bank of Commerce	510	28,055
Canadian National Railway Co.	569	64,698
Canadian Pacific Railway Ltd.	113	8,063
Canadian Tire Corp. Ltd., Class A	1,157	158,962
Canadian Utilities Ltd., Class A	3,303	104,795
CGI, Inc.*	2,172	185,578
Constellation Software, Inc.	50	78,695
Dollarama, Inc.	2,306	133,746
Enbridge, Inc.	1,569	72,480
Fairfax Financial Holdings Ltd.	187	103,782
Fortis, Inc.	3,641	183,626
Franco-Nevada Corp.	763	107,937
George Weston Ltd.	2,228	273,451
Great-West Lifeco, Inc. (a)	912	25,027
Hydro One Ltd., 144A	4,223	117,791
IGM Financial, Inc.	2,690	82,858
Imperial Oil Ltd. (a)	464	25,415
Intact Financial Corp.	1,300	187,829
Loblaw Cos. Ltd.	2,697	248,814
Magna International, Inc.	652	42,310
Manulife Financial Corp.	1,801	33,362
Metro, Inc.	6,751	372,870
National Bank of Canada	1,023	78,518
Nutrien Ltd.	863	84,338
Power Corp. of Canada	2,882	83,235
Restaurant Brands International, Inc.	299	15,701
Rogers Communications, Inc., Class B	2,657	136,269
Royal Bank of Canada	133	13,898
Saputo, Inc.	1,894	38,079
Shaw Communications, Inc., Class B	4,675	132,468
Sun Life Financial, Inc. (a)	1,452	70,921
Suncor Energy, Inc.	2,350	94,550
TC Energy Corp.	1,502	86,936
Teck Resources Ltd., Class B	523	21,683
TELUS Corp.	1,976	49,445
Thomson Reuters Corp.	954	94,423
Toronto-Dominion Bank	226	17,271
Wheaton Precious Metals Corp.	1,849	76,366

(Cost $3,338,000)		4,009,100

Chile - 0.0%
Antofagasta PLC
(Cost $15,315)	1,071	19,943

China - 0.3%
Lenovo Group Ltd.	51,620	50,926
Tingyi Cayman Islands Holding Corp.	29,809	52,813
Uni-President China Holdings Ltd.	12,678	10,245
Want Want China Holdings Ltd.	113,399	112,885

(Cost $202,385)		226,869

Czech Republic - 0.0%
Avast PLC, 144A
(Cost $30,523)	4,060	24,852

Denmark - 1.1%
A.P. Moller - Maersk A/S, Class A	27	77,832
A.P. Moller - Maersk A/S, Class B	21	61,141
Carlsberg A/S, Class B	1,202	152,687
Chr Hansen Holding A/S	173	12,943
Coloplast A/S, Class B	453	53,760
Danske Bank A/S	1,179	19,251
Demant A/S*	824	36,199
DSV A/S	170	27,844
Genmab A/S*	110	33,467
GN Store Nord AS	172	6,774
Novo Nordisk A/S, Class B	316	34,931
Novozymes A/S, Class B	1,339	84,814
Pandora A/S	215	17,324
ROCKWOOL A/S, Class B	83	23,060
Royal Unibrew A/S	1,160	101,620

SimCorp A/S	206	16,225
Tryg A/S	1,654	38,475
Vestas Wind Systems A/S	176	4,487

(Cost $800,672)		802,834

Finland - 2.1%
Elisa OYJ	2,714	153,219
Fortum OYJ	7,123	131,245
Huhtamaki OYJ	514	19,745
Kesko OYJ, Class B	8,481	211,869
Kojamo OYJ	15,228	300,649
Kone OYJ, Class B	960	48,829
Metso Outotec OYJ	634	5,888
Neste OYJ	190	8,693
Nokia OYJ	7,714	38,682
Nokian Renkaat OYJ	3,984	54,650
Nordea Bank Abp	2,185	22,173
Orion OYJ, Class B	2,319	94,898
Sampo OYJ, Class A	3,048	137,398
Stora Enso OYJ, Class R	5,306	102,398
UPM-Kymmene OYJ	3,234	114,291
Valmet OYJ	3,318	93,303
Wartsila OYJ Abp	4,618	39,012

(Cost $1,847,924)		1,576,942

France - 3.8%
Air Liquide SA	302	52,682
Airbus SE	45	5,244
ALD SA, 144A	1,205	16,678
Amundi SA, 144A (a)	446	25,872
Arkema SA	1,395	168,194
AXA SA	507	12,769
BioMerieux	223	23,387
BNP Paribas SA (a)	153	8,705
Bollore SE	12,105	64,319
Bouygues SA	2,500	86,048
Bureau Veritas SA	2,134	61,426
Capgemini SE	252	48,727
Carrefour SA*	14,015	285,708
Cie de L’Odet SE	14	17,937
Cie de Saint-Gobain (a)	2,616	154,412
Cie Generale des Etablissements Michelin SCA	1,311	170,285
Credit Agricole SA (a)	478	5,281
Danone SA	1,316	77,156
Dassault Systemes SE	407	17,085
Edenred*	549	27,006
Eiffage SA	1,465	144,540
Engie SA (a)	7,726	103,423
EssilorLuxottica SA (a)	132	21,218
Euroapi SA*	13	189
Gecina SA REIT	193	22,619
Getlink SE	663	12,731
Hermes International	6	7,135
ICADE REIT	131	7,585
Ipsen SA	482	48,123
JCDecaux SA*	375	7,388
Kering SA	27	14,742
La Francaise des Jeux SAEM, 144A	207	7,526
Legrand SA (a)	1,163	100,367
L’Oreal SA	25	8,799
LVMH Moet Hennessy Louis Vuitton SE	10	6,397
Orange SA	17,867	222,943
Pernod Ricard SA	230	44,966
Publicis Groupe SA	1,875	102,197
Remy Cointreau SA	130	23,856
Renault SA*	331	9,060
Rexel SA*	1,504	31,885
Sanofi (a)	302	32,151
Sartorius Stedim Biotech	14	4,816
Schneider Electric SE (a)	221	30,550
SCOR SE (a)	594	15,545
SEB SA	356	37,831
Societe Generale SA (a)	548	14,679
Sodexo SA	286	21,275
Somfy SA	163	23,992
Teleperformance	225	74,406
Thales SA	241	29,328
TotalEnergies SE (a)	685	40,792
Ubisoft Entertainment SA*	125	6,528
Veolia Environnement SA*	3,800	106,002
Vinci SA	642	61,677
Vivendi SE	4,496	53,461

(Cost $2,736,282)		2,829,643

Germany - 3.9%
1&1 AG	454	9,440
adidas AG	51	10,078
Allianz SE	83	17,340
BASF SE	1,344	73,845
Bayer AG	446	31,810
Bayerische Motoren Werke AG	488	42,151
Bechtle AG	603	26,833
Beiersdorf AG	657	67,932
Brenntag SE	2,504	193,026
Carl Zeiss Meditec AG	146	19,433
Continental AG	115	8,781
Covestro AG, 144A	3,321	151,199
Daimler Truck Holding AG*	1,049	32,622
Deutsche Bank AG (c)	490	5,445
Deutsche Boerse AG	94	15,734
Deutsche Post AG	2,037	84,023
Deutsche Telekom AG	3,420	70,064

Deutsche Wohnen SE	179	4,926
E.ON SE	31,127	316,242
Evonik Industries AG	1,923	51,356
Fielmann AG	79	4,265
Fresenius Medical Care AG & Co. KGaA	1,540	93,441
Fresenius SE & Co. KGaA	1,975	67,449
FUCHS PETROLUB SE	574	15,219
GEA Group AG	3,205	127,549
Hannover Rueck SE	134	20,441
HeidelbergCement AG	1,420	82,296
Hella GmbH & Co. KGaA	191	13,719
Henkel AG & Co. KGaA	269	18,083
HOCHTIEF AG	84	5,432
Infineon Technologies AG	138	4,278
KION Group AG	111	5,431
Knorr-Bremse AG	274	18,662
LANXESS AG	1,032	47,947
LEG Immobilien SE	1,819	186,793
Mercedes-Benz Group AG	579	41,061
Merck KGaA	614	115,106
METRO AG*	2,639	23,945
MTU Aero Engines AG	94	18,513
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	78	19,026
Nemetschek SE	100	7,120
Puma SE	191	14,163
Rational AG	13	8,425
Rheinmetall AG	435	87,747
RWE AG	4,392	192,902
SAP SE	131	13,022
Scout24 SE, 144A	114	7,042
Siemens AG	100	13,116
Siemens Healthineers AG, 144A	193	11,553
Symrise AG	224	24,656
Talanx AG	237	9,683
Telefonica Deutschland Holding AG	28,841	91,421
Uniper SE	3,943	101,544
United Internet AG	1,202	39,325
Vantage Towers AG	157	4,894
Vonovia SE	847	32,166
Wacker Chemie AG	73	13,024
Zalando SE, 144A*	64	2,595

(Cost $2,983,858)		2,835,334

Hong Kong - 2.3%
AIA Group Ltd.	1,932	19,922
ASM Pacific Technology Ltd.	1,600	14,581
Bank of East Asia Ltd.	7,585	10,983
BOC Hong Kong Holdings Ltd.	8,121	31,209
Cafe de Coral Holdings Ltd.	1,846	2,908
Chow Tai Fook Jewellery Group Ltd.*	12,864	22,267
CK Asset Holdings Ltd.	12,942	84,542
CK Hutchison Holdings Ltd.	23,641	167,841
CK Infrastructure Holdings Ltd.	7,422	49,713
CLP Holdings Ltd.	11,173	111,437
Dah Sing Financial Holdings Ltd.	1,898	5,625
ESR Cayman Ltd., 144A*	1,724	5,109
First Pacific Co. Ltd.	33,838	14,837
Haitong International Securities Group Ltd.	33,253	5,001
Hang Lung Group Ltd.	6,039	11,300
Hang Seng Bank Ltd.	1,383	24,168
Henderson Land Development Co. Ltd.	6,439	27,330
Hong Kong & China Gas Co. Ltd.	39,836	45,088
Hong Kong Exchanges & Clearing Ltd.	514	22,223
Hutchison Port Holdings Trust, Class U	240,600	57,744
Hutchison Telecommunications Hong Kong Holdings Ltd.	92,544	15,570
Jardine Matheson Holdings Ltd.	400	23,216
Kerry Logistics Network Ltd.	14,502	33,161
Kerry Properties Ltd.	27,641	71,696
Link REIT	3,075	27,847
MTR Corp. Ltd.	1,551	8,372
New World Development Co. Ltd.	3,521	13,419
NWS Holdings Ltd.	10,783	10,982
PCCW Ltd.	100,964	55,079
Power Assets Holdings Ltd.	33,400	218,181
Sino Land Co. Ltd.	70,505	99,931
SITC International Holdings Co. Ltd.	9,461	35,695
Sun Hung Kai Properties Ltd.	2,772	33,884
Swire Pacific Ltd., Class A	1,908	11,600
Swire Pacific Ltd., Class B	11,709	11,760
Swire Properties Ltd.	1,769	4,329
Techtronic Industries Co. Ltd.	2,522	33,046
Towngas Smart Energy Co. Ltd.*	47,385	23,676
VTech Holdings Ltd.	9,227	68,977
WH Group Ltd., 144A	62,212	47,736
Wharf Holdings Ltd.	10,591	35,436
Xinyi Glass Holdings Ltd.	12,562	31,927
Yue Yuen Industrial Holdings Ltd.*	3,191	4,645

(Cost $1,608,093)		1,653,993

Ireland - 0.9%
CRH PLC	2,003	82,636
DCC PLC	1,067	75,440
Experian PLC	2,128	71,232
Glanbia PLC	5,235	60,735
James Hardie Industries PLC CDI	4,577	118,527
Kerry Group PLC, Class A	601	62,064
Kingspan Group PLC	560	46,072
Smurfit Kappa Group PLC	3,632	147,164

(Cost $662,828)		663,870

Israel - 2.5%
Airport City Ltd.*	1,161	21,603
Alony Hetz Properties & Investments Ltd.	1,915	27,823
Amot Investments Ltd.	3,370	22,599
Ashtrom Group Ltd.	197	4,772
Azrieli Group Ltd.	182	13,598
Bank Hapoalim BM	11,700	107,937
Bank Leumi Le-Israel BM	15,683	155,372
Bezeq The Israeli Telecommunication Corp. Ltd.	101,543	156,403
Big Shopping Centers Ltd.	45	6,439
Elbit Systems Ltd.	535	108,399
Elco Ltd. (a)	494	33,230
Electra Ltd.	81	45,268
Energix-Renewable Energies Ltd.	1,349	4,092
Enlight Renewable Energy Ltd.*	2,635	4,811
First International Bank Of Israel Ltd.	1,362	52,272
Fox Wizel Ltd.	65	8,200
Gav-Yam Lands Corp. Ltd.	7,330	67,006
Harel Insurance Investments & Financial Services Ltd.	3,457	37,996
ICL Group Ltd.	15,905	176,725
Israel Corp. Ltd.*	30	16,126
Israel Discount Bank Ltd., Class A	30,924	174,589
Maytronics Ltd.	1,059	18,970
Mivne Real Estate KD Ltd.	23,051	73,723
Mizrahi Tefahot Bank Ltd.	3,691	120,818
Nice Ltd.*	435	87,537
Nova Ltd.*	246	25,915
Paz Oil Co. Ltd.*	48	6,623
Phoenix Holdings Ltd.	5,385	59,462
Sapiens International Corp NV	195	4,924
Shapir Engineering and Industry Ltd.	2,632	21,602
Shufersal Ltd.	9,503	69,918
Strauss Group Ltd.	2,035	53,290
Tower Semiconductor Ltd.*	1,258	61,919

(Cost $1,656,621)		1,849,961

Italy - 2.0%
A2A SpA (a)	47,011	78,688
Amplifon SpA	550	18,889
Assicurazioni Generali SpA (a)	2,109	38,295
Atlantia SpA	412	9,961
Banca Mediolanum SpA	986	7,766
Buzzi Unicem SpA (a)	1,505	29,254
Davide Campari-Milano NV	3,981	42,399
De’ Longhi SpA	650	15,723
DiaSorin SpA (a)	94	12,335
Enel SpA	3,091	20,013
Eni SpA (a)	10,446	158,880
Ferrari NV	216	41,974
FinecoBank Banca Fineco SpA (a)	1,440	20,316
Hera SpA	32,594	120,985
Infrastrutture Wireless Italiane SpA, 144A (a)	1,356	15,056
Interpump Group SpA	905	41,203
Intesa Sanpaolo SpA	7,935	17,260
Italgas SpA (a)	17,988	115,811
Iveco Group NV*	5,931	37,645
Leonardo SpA*	505	5,421
Mediobanca Banca di Credito Finanziario SpA	968	9,907
Moncler SpA	966	46,257
Pirelli & C SpA, 144A	8,421	41,515
Poste Italiane SpA, 144A	1,173	12,660
Prysmian SpA	4,348	140,013
Recordati Industria Chimica e Farmaceutica SpA (a)	1,085	48,445
Reply SpA	267	36,239
Snam SpA	12,906	74,796
Telecom Italia SpA	73,984	23,586
Telecom Italia SpA-RSP	55,952	17,083
Terna - Rete Elettrica Nazionale	14,424	121,914
UniCredit SpA	508	5,932
UnipolSai Assicurazioni SpA	5,379	14,844

(Cost $1,507,852)		1,441,065

Japan - 23.5%
ABC-Mart, Inc.	263	11,244
Acom Co. Ltd.	2,000	5,084
Activia Properties, Inc. REIT (a)	4	12,764
Advance Residence Investment Corp. REIT	9	25,221
Advantest Corp.	100	6,918
Aeon Co. Ltd.	1,049	19,224
AEON REIT Investment Corp. REIT	15	17,968
AGC, Inc.	8,954	337,920
Aica Kogyo Co. Ltd.	914	19,851
Ain Holdings, Inc.	500	22,465
Air Water, Inc.	3,600	48,860
Aisin Corp.	3,193	104,866
Ajinomoto Co., Inc.	3,300	80,393
Alfresa Holdings Corp.	300	3,946
Amada Co. Ltd.	4,243	34,104
Amano Corp.	1,000	19,441
Anritsu Corp.	200	2,228
Aozora Bank Ltd.	1,000	20,646
Ariake Japan Co. Ltd.	200	7,610
As One Corp.	200	9,763
Asahi Group Holdings Ltd.	1,592	53,708
Asahi Intecc Co. Ltd.	216	3,271
Asahi Kasei Corp.	5,419	43,935
Asics Corp.	400	6,934
ASKUL Corp.	400	4,509
Astellas Pharma, Inc.	6,983	111,955

Azbil Corp.	1,113	33,006
Bandai Namco Holdings, Inc.	800	59,855
Benesse Holdings, Inc.	1,000	16,013
Bic Camera, Inc.	1,100	9,705
BIPROGY, Inc.	600	13,180
Bridgestone Corp.	3,824	151,093
Brother Industries Ltd.	2,042	37,730
Calbee, Inc.	1,080	19,997
Canon Marketing Japan, Inc.	1,400	32,757
Canon, Inc.	13,422	338,250
Capcom Co. Ltd.	408	11,608
Chiba Bank Ltd.	3,700	19,011
Chubu Electric Power Co., Inc.	11,831	118,728
Chugai Pharmaceutical Co. Ltd.	400	10,970
Chugoku Bank Ltd.	800	5,721
Chugoku Electric Power Co., Inc.	3,283	21,768
Coca-Cola Bottlers Japan Holdings, Inc.	400	4,260
COMSYS Holdings Corp.	2,734	51,516
Concordia Financial Group Ltd.	2,900	9,806
Cosmo Energy Holdings Co. Ltd.	200	5,519
Cosmos Pharmaceutical Corp.	190	18,019
Credit Saison Co. Ltd.	2,400	27,947
CyberAgent, Inc.	800	8,650
Dai Nippon Printing Co. Ltd.	5,407	123,569
Daicel Corp.	12,527	80,920
Daido Steel Co. Ltd.	255	7,185
Daifuku Co. Ltd.	126	7,953
Dai-ichi Life Holdings, Inc.	2,800	57,319
Daikin Industries Ltd.	184	29,586
Daio Paper Corp.	2,600	28,679
Daito Trust Construction Co. Ltd.	2,285	202,487
Daiwa House Industry Co. Ltd.	5,602	135,211
Daiwa House REIT Investment Corp. REIT	17	42,089
Daiwa Office Investment Corp. REIT	1	5,402
Daiwa Securities Group, Inc.	16,145	78,538
DeNA Co. Ltd.	500	7,253
Denka Co. Ltd.	600	14,901
Denso Corp.	344	21,063
Dentsu Group, Inc.	2,800	93,591
DIC Corp.	1,600	30,820
Disco Corp.	133	36,288
DMG Mori Co. Ltd.	700	10,317
Dowa Holdings Co. Ltd.	700	25,656
Ebara Corp.	3,000	129,426
Electric Power Development Co. Ltd.	8,976	142,059
ENEOS Holdings, Inc.	21,320	86,377
EXEO Group, Inc.	1,372	22,023
Ezaki Glico Co. Ltd.	900	25,990
Fancl Corp.	200	3,378
FANUC Corp.	96	15,749
Food & Life Cos. Ltd.	184	4,018
FP Corp.	400	8,498
Fuji Electric Co. Ltd.	888	42,038
Fuji Media Holdings, Inc.	800	6,816
FUJIFILM Holdings Corp.	2,151	118,832
Fujitsu General Ltd.	700	13,511
Fujitsu Ltd.	642	96,541
Fukuoka Financial Group, Inc.	900	15,384
Fukuyama Transporting Co. Ltd.	500	12,612
Fuyo General Lease Co. Ltd.	200	11,458
GLP J REIT	18	23,185
GS Yuasa Corp.	638	10,286
GungHo Online Entertainment, Inc.	800	15,180
H.U. Group Holdings, Inc.	700	14,545
Hachijuni Bank Ltd.	4,500	15,706
Hakuhodo DY Holdings, Inc.	569	5,816
Hamamatsu Photonics KK	850	39,842
Hankyu Hanshin Holdings, Inc.	167	4,485
Haseko Corp.	5,797	69,395
Heiwa Corp.	400	6,013
Hino Motors Ltd.	3,059	17,073
Hirogin Holdings, Inc.	1,600	7,525
Hirose Electric Co. Ltd.	340	47,361
Hitachi Construction Machinery Co. Ltd.	200	4,703
Hitachi Ltd.	2,546	133,094
Hitachi Metals Ltd.*	1,100	17,691
Hitachi Transport System Ltd.	1,680	110,873
Honda Motor Co. Ltd.	2,445	60,571
Horiba Ltd.	600	31,156
Hoshizaki Corp.	213	12,633
House Foods Group, Inc.	857	17,920
Hoya Corp.	500	53,675
Hulic Co. Ltd.	3,548	29,069
Idemitsu Kosan Co. Ltd.	1,225	33,328
IHI Corp.	300	8,453
Iida Group Holdings Co. Ltd.	3,400	53,784
Industrial & Infrastructure Fund Investment Corp. REIT	15	22,201
INFRONEER Holdings, Inc.	10,284	74,505
Inpex Corp.	17,199	224,471
Internet Initiative Japan, Inc.	1,300	47,849
Isetan Mitsukoshi Holdings Ltd.	700	5,860
Isuzu Motors Ltd.	7,800	91,615
Ito En Ltd.	100	4,252
ITOCHU Corp.	4,536	130,285
Itochu Techno-Solutions Corp.	500	12,496
Itoham Yonekyu Holdings, Inc.	7,000	34,879
Iwatani Corp.	1,000	41,665
Iyo Bank Ltd.	1,000	4,866
Izumi Co. Ltd.	300	6,436

J. Front Retailing Co. Ltd.	1,065	8,618
Japan Aviation Electronics Industry Ltd.	600	9,225
Japan Exchange Group, Inc.	500	7,904
Japan Logistics Fund, Inc. REIT	6	15,111
Japan Metropolitan Fund Invest REIT	18	15,237
Japan Post Holdings Co. Ltd.	3,500	26,108
Japan Post Insurance Co. Ltd.	700	11,568
Japan Prime Realty Investment Corp. REIT	7	22,337
Japan Real Estate Investment Corp. REIT	6	29,803
Japan Steel Works Ltd.	200	5,029
Japan Tobacco, Inc.	9,564	174,002
JFE Holdings, Inc.	4,200	51,812
JSR Corp.	1,032	32,730
JTEKT Corp.	700	5,338
Kadokawa Corp.	400	9,359
Kagome Co. Ltd.	365	9,264
Kajima Corp.	15,600	168,072
Kakaku.com, Inc.	386	7,669
Kaken Pharmaceutical Co. Ltd.	647	18,106
Kamigumi Co. Ltd.	5,632	111,769
Kandenko Co. Ltd.	5,292	32,991
Kaneka Corp.	1,122	28,869
Kansai Electric Power Co., Inc.	18,411	179,466
Kansai Paint Co. Ltd.	1,088	13,557
Kao Corp.	553	22,336
Kawasaki Heavy Industries Ltd.	243	4,758
KDDI Corp.	4,129	143,983
Keisei Electric Railway Co. Ltd.	100	2,612
Kenedix Office Investment Corp. REIT	3	15,438
Kewpie Corp.	3,759	62,151
Keyence Corp.	28	11,229
Kikkoman Corp.	773	41,220
Kinden Corp.	4,800	55,408
Kirin Holdings Co. Ltd.	3,712	57,493
Kobayashi Pharmaceutical Co. Ltd.	426	28,644
Kobe Bussan Co. Ltd.	600	14,575
Kobe Steel Ltd.	1,300	6,872
Koei Tecmo Holdings Co. Ltd.	162	5,742
Koito Manufacturing Co. Ltd.	300	10,995
Kokuyo Co. Ltd.	4,400	56,434
Komatsu Ltd.	1,170	29,067
Konami Holdings Corp.	682	46,652
Kose Corp.	100	9,079
K’s Holdings Corp.	6,211	62,185
Kubota Corp.	1,900	35,062
Kuraray Co. Ltd.	6,981	58,336
Kurita Water Industries Ltd.	1,828	70,835
Kyocera Corp.	872	49,258
Kyowa Kirin Co. Ltd.	1,100	23,745
Kyudenko Corp.	499	10,372
Kyushu Electric Power Co., Inc.	10,564	68,732
LaSalle Logiport REIT	16	22,773
Lawson, Inc.	1,100	38,991
Lintec Corp.	3,713	69,270
Lion Corp.	906	10,134
Lixil Corp.	1,411	26,971
Mabuchi Motor Co. Ltd.	400	11,038
Makita Corp.	1,418	38,833
Marubeni Corp.	19,291	202,965
Marui Group Co. Ltd.	779	14,806
Maruichi Steel Tube Ltd.	3,450	79,918
MatsukiyoCocokara & Co.	697	26,819
Mazda Motor Corp.	3,800	32,168
Mebuki Financial Group, Inc.	5,900	11,145
Medipal Holdings Corp.	4,851	67,988
MEIJI Holdings Co. Ltd.	2,669	131,536
MINEBEA MITSUMI, Inc.	1,471	27,557
MISUMI Group, Inc.	2,140	48,524
Mitsubishi Chemical Holdings Corp.	22,302	132,829
Mitsubishi Corp.	3,436	118,402
Mitsubishi Electric Corp.	8,874	97,676
Mitsubishi Estate Co. Ltd.	1,900	28,195
Mitsubishi Gas Chemical Co., Inc.	1,067	17,343
Mitsubishi HC Capital, Inc.	2,950	14,057
Mitsubishi Heavy Industries Ltd.	1,213	46,108
Mitsubishi Logistics Corp.	1,100	25,994
Mitsubishi Materials Corp.	1,600	24,626
Mitsubishi UFJ Financial Group, Inc.	1,200	6,807
Mitsui & Co. Ltd.	10,225	256,887
Mitsui Chemicals, Inc.	2,800	68,670
Mitsui Fudosan Co. Ltd.	1,100	24,087
Mitsui Fudosan Logistics Park, Inc. REIT	3	12,966
Mitsui Mining & Smelting Co. Ltd.	300	7,940
Mitsui OSK Lines Ltd.	1,274	34,117
Mizuho Financial Group, Inc.	1,980	23,379
Mori Hills REIT Investment Corp. REIT	11	13,014
Morinaga & Co. Ltd.	500	15,236
Morinaga Milk Industry Co. Ltd.	800	28,761
MS&AD Insurance Group Holdings, Inc.	1,300	41,361
Murata Manufacturing Co. Ltd.	317	20,452
Nabtesco Corp.	400	9,546
Nagase & Co. Ltd.	5,465	77,103
Nagoya Railroad Co. Ltd.	300	4,937
Nankai Electric Railway Co. Ltd.	418	7,811
NEC Corp.	200	8,100
NEC Networks & System Integration Corp.	1,600	22,698
NGK Insulators Ltd.	3,477	51,785
NGK Spark Plug Co. Ltd.	3,402	64,605
NH Foods Ltd.	800	24,377
NHK Spring Co. Ltd.	3,800	27,264

Nichirei Corp.	1,700	29,971
Nifco, Inc.	861	20,145
Nihon Kohden Corp.	1,700	40,437
Nikon Corp.	600	7,486
Nintendo Co. Ltd.	150	66,952
Nippon Accommodations Fund, Inc. REIT	4	20,833
Nippon Building Fund, Inc. REIT	11	59,855
Nippon Electric Glass Co. Ltd.	5,000	106,067
NIPPON EXPRESS HOLDINGS, Inc.	1,136	65,787
Nippon Kayaku Co. Ltd.	7,800	67,483
Nippon Prologis REIT, Inc. REIT (a)	9	23,996
Nippon Sanso Holdings Corp.	1,259	23,723
Nippon Shinyaku Co. Ltd.	500	30,977
Nippon Shokubai Co. Ltd.	300	12,313
Nippon Steel Corp.	2,913	50,960
Nippon Telegraph & Telephone Corp.	1,891	57,489
Nippon Television Holdings, Inc.	700	6,628
Nippon Yusen KK	500	41,587
Nipro Corp.	600	4,776
Nissan Chemical Corp.	1,283	72,605
Nissan Motor Co. Ltd.	8,100	31,520
Nisshin Seifun Group, Inc.	2,578	30,180
Nissin Foods Holdings Co. Ltd.	1,384	90,585
Nitori Holdings Co. Ltd.	232	23,462
Nitto Denko Corp.	1,243	90,342
Noevir Holdings Co. Ltd.	300	12,849
NOF Corp.	1,107	42,294
NOK Corp.	1,000	8,963
Nomura Holdings, Inc.	3,800	15,032
Nomura Real Estate Holdings, Inc.	586	14,690
Nomura Real Estate Master Fund, Inc. REIT	15	19,565
Nomura Research Institute Ltd.	430	11,866
NS Solutions Corp.	300	8,792
NTT Data Corp.	1,417	22,294
Obayashi Corp.	7,362	52,248
Obic Co. Ltd.	200	29,663
Oji Holdings Corp.	12,088	53,278
Omron Corp.	300	17,317
Ono Pharmaceutical Co. Ltd.	2,377	62,896
Open House Group Co. Ltd.	680	28,385
ORIX Corp.	7,036	134,080
Orix JREIT, Inc. REIT	13	18,816
Osaka Gas Co. Ltd.	14,929	279,212
OSG Corp.	2,000	25,730
Otsuka Corp.	808	25,657
Otsuka Holdings Co. Ltd.	1,534	51,143
PALTAC Corp.	382	13,051
Pan Pacific International Holdings Corp.	999	15,399
Panasonic Holdings Corp.	3,772	34,716
Penta-Ocean Construction Co. Ltd.	1,720	8,477
Persol Holdings Co. Ltd.	1,229	23,950
Recruit Holdings Co. Ltd.	326	11,996
Relo Group, Inc.	200	3,316
Rengo Co. Ltd.	6,212	33,512
Resona Holdings, Inc.	10,600	39,427
Resorttrust, Inc.	500	8,275
Ricoh Co. Ltd.	4,000	33,705
Rinnai Corp.	517	35,647
Rohm Co. Ltd.	114	9,411
Rohto Pharmaceutical Co. Ltd.	1,911	49,095
Ryohin Keikaku Co. Ltd.	500	5,329
Sankyo Co. Ltd.	1,209	40,223
Sankyu, Inc.	900	27,005
Santen Pharmaceutical Co. Ltd.	1,600	12,960
Sanwa Holdings Corp.	5,500	52,843
Sapporo Holdings Ltd.	1,300	28,234
Sawai Group Holdings Co. Ltd.	300	8,862
SCREEN Holdings Co. Ltd.	100	9,227
SCSK Corp.	600	10,042
Secom Co. Ltd.	1,735	114,597
Sega Sammy Holdings, Inc.	600	11,175
Seiko Epson Corp.	2,351	39,419
Seino Holdings Co. Ltd.	2,700	21,576
Sekisui Chemical Co. Ltd.	3,901	56,099
Sekisui House Ltd.	10,736	190,485
Sekisui House Reit, Inc. REIT	23	14,214
Seven & i Holdings Co. Ltd.	2,500	105,134
Seven Bank Ltd.	7,800	14,673
SG Holdings Co. Ltd.	4,260	76,858
Shikoku Electric Power Co., Inc.	5,500	33,091
Shimadzu Corp.	2,496	91,870
Shimamura Co. Ltd.	500	42,365
Shimano, Inc.	400	70,846
Shimizu Corp.	4,746	25,271
Shin-Etsu Chemical Co. Ltd.	300	42,757
Shinko Electric Industries Co. Ltd.	300	11,065
Shionogi & Co. Ltd.	1,800	96,223
Shiseido Co. Ltd.	400	16,871
Shizuoka Bank Ltd.	2,100	12,259
SHO-BOND Holdings Co. Ltd.	1,149	51,624
Showa Denko KK	500	9,678
Skylark Holdings Co. Ltd.*	2,100	25,204
SMC Corp.	67	34,691
SMS Co. Ltd.	300	6,996
SoftBank Corp.	4,405	50,677
Sohgo Security Services Co. Ltd.	887	24,580
Sojitz Corp.	10,220	161,985
Sompo Holdings, Inc.	2,700	122,738
Sony Group Corp.	408	38,423
Square Enix Holdings Co. Ltd.	400	19,931

Stanley Electric Co. Ltd.	1,331	24,231
Subaru Corp.	5,564	96,341
Sugi Holdings Co. Ltd.	335	14,088
Sumitomo Bakelite Co. Ltd.	600	20,265
Sumitomo Chemical Co. Ltd.	33,600	138,689
Sumitomo Corp.	6,632	95,373
Sumitomo Electric Industries Ltd.	4,426	49,044
Sumitomo Forestry Co. Ltd.	4,183	64,381
Sumitomo Heavy Industries Ltd.	2,449	57,682
Sumitomo Metal Mining Co. Ltd.	1,169	49,215
Sumitomo Mitsui Financial Group, Inc.	500	15,243
Sumitomo Mitsui Trust Holdings, Inc.	800	24,116
Sumitomo Realty & Development Co. Ltd.	771	20,826
Sumitomo Rubber Industries Ltd.	6,600	60,385
Sundrug Co. Ltd.	788	17,102
Suntory Beverage & Food Ltd.	2,574	96,341
Suzuken Co. Ltd.	1,584	43,157
Suzuki Motor Corp.	2,242	66,539
Sysmex Corp.	127	8,290
T&D Holdings, Inc.	3,741	42,864
Taiheiyo Cement Corp.	1,700	25,438
Taisei Corp.	2,134	63,865
Taisho Pharmaceutical Holdings Co. Ltd.	200	7,711
Taiyo Yuden Co. Ltd.	100	4,128
Takara Bio, Inc.	300	4,254
Takara Holdings, Inc.	500	3,720
Takashimaya Co. Ltd.	1,300	12,935
Takeda Pharmaceutical Co. Ltd.	500	14,392
TDK Corp.	330	11,454
TechnoPro Holdings, Inc.	1,087	25,129
Teijin Ltd.	2,720	28,015
Terumo Corp.	416	13,485
TIS, Inc.	1,300	34,105
Tobu Railway Co. Ltd.	700	15,709
Toda Corp.	900	4,729
Toho Co. Ltd.	1,359	53,771
Tohoku Electric Power Co., Inc.	5,919	32,805
Tokio Marine Holdings, Inc.	1,100	63,839
Tokyo Electric Power Co. Holdings, Inc.*	35,604	133,122
Tokyo Electron Ltd.	50	22,924
Tokyo Gas Co. Ltd.	9,159	178,773
Tokyo Ohka Kogyo Co. Ltd.	900	51,700
Tokyo Tatemono Co. Ltd. (a)	2,000	26,663
Tokyu Corp.	1,900	21,593
Tokyu Fudosan Holdings Corp.	2,222	11,469
TOPPAN, Inc.	11,165	210,464
Toray Industries, Inc.	10,500	54,383
Toshiba Corp.	2,000	89,704
Toshiba TEC Corp.	391	12,340
Tosoh Corp.	5,141	74,930
TOTO Ltd.	380	12,864
Toyo Seikan Group Holdings Ltd.	6,521	69,749
Toyo Suisan Kaisha Ltd.	3,300	123,514
Toyo Tire Corp.	600	8,041
Toyoda Gosei Co. Ltd.	584	9,256
Toyota Boshoku Corp.	1,900	30,824
Toyota Industries Corp.	298	19,227
Toyota Motor Corp.	500	8,249
Toyota Tsusho Corp.	1,123	42,993
Trend Micro, Inc.	1,539	90,561
TS Tech Co. Ltd.	3,358	34,195
Tsumura & Co.	300	6,854
Tsuruha Holdings, Inc.	128	7,005
UBE Corp.	3,293	50,734
Ulvac, Inc.	400	17,039
Unicharm Corp.	1,077	37,020
United Urban Investment Corp. REIT (a)	14	15,649
Ushio, Inc.	1,701	23,602
USS Co. Ltd.	3,000	54,779
Welcia Holdings Co. Ltd.	842	16,985
Yakult Honsha Co. Ltd.	1,100	60,624
Yamada Holdings Co. Ltd.	8,657	30,551
Yamaguchi Financial Group, Inc.	1,800	10,060
Yamaha Corp.	481	19,891
Yamaha Motor Co. Ltd. (a)	5,100	103,590
Yamato Holdings Co. Ltd.	2,400	41,528
Yamato Kogyo Co. Ltd.	1,600	53,356
Yamazaki Baking Co. Ltd.	1,753	20,413
Yaoko Co. Ltd.	600	30,083
Yaskawa Electric Corp.	300	10,459
Yokogawa Electric Corp.	1,200	21,622
Yokohama Rubber Co. Ltd.	2,900	37,286
Zenkoku Hosho Co. Ltd.	838	27,848
Zensho Holdings Co. Ltd.	400	9,228
Zeon Corp.	1,459	15,515

(Cost $18,458,471)		17,255,863

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $41,045)	1,547	33,115

Luxembourg - 0.2%
ArcelorMittal SA	409	13,125
Aroundtown SA	1,862	8,705
Eurofins Scientific SE	542	50,409
L’Occitane International SA	11,326	35,657
RTL Group SA	848	39,171
Tenaris SA	1,392	23,300

(Cost $163,880)		170,367

Netherlands - 2.4%
Aalberts NV	1,768	87,539
Akzo Nobel NV	965	84,044

ASM International NV	61	18,908
ASML Holding NV	19	10,910
ASR Nederland NV	1,021	46,484
BE Semiconductor Industries NV	304	18,550
CTP NV, 144A	310	4,350
Euronext NV, 144A	96	8,289
EXOR NV	129	9,494
Heineken Holding NV	550	43,512
Heineken NV	263	26,433
IMCD NV	463	69,290
ING Groep NV	511	5,761
JDE Peet’s NV	371	10,850
Koninklijke Ahold Delhaize NV	7,848	216,106
Koninklijke DSM NV	912	153,679
Koninklijke KPN NV	70,999	258,064
Koninklijke Philips NV	714	18,349
Koninklijke Vopak NV	377	10,783
NN Group NV	852	42,267
QIAGEN NV*	1,590	72,918
Randstad NV	3,667	206,470
Signify NV, 144A	1,678	66,833
Stellantis NV	3,403	50,796
Universal Music Group NV	666	14,904
Wolters Kluwer NV	1,817	179,347

(Cost $1,693,034)		1,734,930

New Zealand - 1.1%
Auckland International Airport Ltd.*	4,628	22,534
Contact Energy Ltd.	29,156	141,394
Fisher & Paykel Healthcare Corp. Ltd.	5,028	68,733
Fletcher Building Ltd.	27,573	97,282
Infratil Ltd.	2,340	11,790
Kiwi Property Group Ltd.	56,095	37,610
Mainfreight Ltd.	2,700	133,522
Mercury NZ Ltd.	6,245	22,358
Meridian Energy Ltd.	8,708	26,642
Ryman Healthcare Ltd.	791	5,149
SKYCITY Entertainment Group Ltd.	8,900	15,179
Spark New Zealand Ltd.	58,464	184,958
Xero Ltd.*	92	5,893

(Cost $835,108)		773,044

Norway - 1.2%
Aker BP ASA (a)	141	6,116
DNB Bank ASA	255	5,158
Equinor ASA	1,839	70,542
Gjensidige Forsikring ASA	2,636	57,427
Leroy Seafood Group ASA (a)	6,456	50,648
Mowi ASA	5,817	151,416
Nordic Semiconductor ASA*	648	12,687
Norsk Hydro ASA	7,967	63,697
Orkla ASA	13,803	108,243
Salmar ASA	528	39,092
Telenor ASA	5,249	72,336
TOMRA Systems ASA	3,322	67,545
Yara International ASA (a)	2,885	149,027

(Cost $809,426)		853,934

Poland - 0.7%
Cyfrowy Polsat SA	14,914	78,261
Dino Polska SA, 144A*	393	27,488
KGHM Polska Miedz SA	617	21,000
Polski Koncern Naftowy ORLEN SA	13,779	238,116
Polskie Gornictwo Naftowe i Gazownictwo SA	54,130	75,745
Powszechna Kasa Oszczednosci Bank Polski SA*	2,367	17,646
Powszechny Zaklad Ubezpieczen SA	3,807	28,826
Santander Bank Polska SA	117	7,048

(Cost $555,620)		494,130

Portugal - 0.3%
EDP - Energias de Portugal SA	4,387	21,957
Galp Energia SGPS SA	1,366	17,940
Jeronimo Martins SGPS SA	7,972	162,858

(Cost $207,184)		202,755

Singapore - 3.1%
Ascendas Real Estate Investment Trust REIT	65,336	132,969
Ascott Residence Trust	45,200	38,246
BOC Aviation Ltd., 144A	1,544	12,753
CapitaLand Integrated Commercial Trust REIT	78,174	124,882
Capitaland Investment Ltd.	17,800	51,287
City Developments Ltd.	2,800	16,871
ComfortDelGro Corp. Ltd.	109,244	114,750
DBS Group Holdings Ltd.	2,826	63,780
Frasers Logistics & Commercial Trust REIT	124,500	123,510
Genting Singapore Ltd.	48,600	27,652
Golden Agri-Resources Ltd.	331,800	68,979
Jardine Cycle & Carriage Ltd.	5,605	119,795
Kenon Holdings Ltd.	241	13,556
Keppel REIT	35,000	29,360
Keppel Corp. Ltd.	11,662	58,612
Keppel DC REIT	21,800	32,758
Mapletree Commercial Trust REIT	13,791	17,906
Mapletree Industrial Trust REIT	19,378	35,055
Mapletree Logistics Trust REIT	46,767	55,947
NetLink NBN Trust	87,600	61,983
Olam Group Ltd.	44,964	50,182
Oversea-Chinese Banking Corp. Ltd.	11,362	98,047
SATS Ltd.*	2,065	6,598
Sembcorp Industries Ltd.	70,153	145,843
SIA Engineering Co. Ltd.*	8,100	14,830
Singapore Exchange Ltd.	21,880	152,102

Singapore Post Ltd.	56,800	27,967
Singapore Technologies Engineering Ltd.	45,928	137,694
Singapore Telecommunications Ltd.	38,666	73,051
StarHub Ltd.	42,400	38,351
Suntec Real Estate Investment Trust REIT	77,100	94,484
United Overseas Bank Ltd.	4,300	92,562
UOL Group Ltd.	6,229	33,851
Venture Corp. Ltd.	4,562	59,633
Wilmar International Ltd.	13,900	42,281

(Cost $2,218,252)		2,268,127

South Korea - 4.3%
AMOREPACIFIC Group	96	3,573
BGF retail Co. Ltd.	107	15,870
BNK Financial Group, Inc.	10,747	68,537
Cheil Worldwide, Inc.	2,657	55,837
CJ CheilJedang Corp.	165	52,479
CJ Corp.	328	22,641
CJ ENM Co. Ltd.	51	4,901
CJ Logistics Corp.*	91	9,525
Coway Co. Ltd.	991	57,272
Daewoo Engineering & Construction Co. Ltd.*	1,453	7,693
DB Insurance Co. Ltd.	1,438	75,550
DGB Financial Group, Inc.	4,418	30,996
DL E&C Co. Ltd.	516	21,813
Doosan Bobcat, Inc.	370	11,364
E-MART, Inc.	209	19,596
F&F Co. Ltd. / New	200	23,602
GS Engineering & Construction Corp.	877	28,213
GS Holdings Corp.	2,307	84,657
GS Retail Co. Ltd.	174	3,790
Hana Financial Group, Inc.	3,481	139,274
Hankook Tire & Technology Co. Ltd.	933	26,884
Hanwha Aerospace Co. Ltd.	200	8,713
Hanwha Corp.	908	21,210
HD Hyundai Co. Ltd.	107	5,405
Hite Jinro Co. Ltd.	417	12,016
Hotel Shilla Co. Ltd.	112	7,061
Hyundai Department Store Co. Ltd.	146	9,323
Hyundai Engineering & Construction Co. Ltd.	1,197	41,893
Hyundai Glovis Co. Ltd.	157	26,903
Hyundai Marine & Fire Insurance Co. Ltd.	2,000	50,760
Hyundai Mobis Co. Ltd.	162	28,611
Hyundai Motor Co.	31	4,748
Hyundai Steel Co.	126	4,201
Industrial Bank of Korea	5,760	52,376
Kakao Corp.	37	2,542
KB Financial Group, Inc.	3,007	146,802
KCC Corp.	89	25,106
KEPCO Plant Service & Engineering Co. Ltd.	744	22,581
Kia Corp.	818	56,662
Korea Aerospace Industries Ltd.	407	17,271
Korea Electric Power Corp.*	3,868	73,002
Korea Gas Corp.	424	15,199
Korea Investment Holdings Co. Ltd.	342	19,792
Korea Zinc Co. Ltd.	236	113,498
Krafton, Inc.*	141	29,574
KT&G Corp.	4,072	279,761
LG Corp.	743	48,164
LG Display Co. Ltd.	1,035	14,514
LG Electronics, Inc.	321	27,243
LG Household & Health Care Ltd.	9	5,340
LG Innotek Co. Ltd.	118	36,720
LG Uplus Corp.	10,652	119,245
Lotte Chemical Corp.	28	4,628
Lotte Chilsung Beverage Co. Ltd.	42	6,637
LOTTE Fine Chemical Co. Ltd.	249	16,886
Meritz Financial Group, Inc.	411	10,863
Mirae Asset Securities Co. Ltd.	2,210	14,576
NH Investment & Securities Co. Ltd.	3,804	33,207
NHN Corp.*	266	6,826
NongShim Co. Ltd.	245	54,656
Orion Corp.	153	12,045
Ottogi Corp.	15	5,371
Pan Ocean Co. Ltd.	820	5,037
POSCO Holdings, Inc.	413	96,474
Posco International Corp.	542	10,361
S-1 Corp.	550	32,008
Samsung C&T Corp.	335	32,764
Samsung Card Co. Ltd.	908	24,990
Samsung Electro-Mechanics Co. Ltd.	215	26,849
Samsung Electronics Co. Ltd.	200	10,896
Samsung Engineering Co. Ltd.*	760	15,081
Samsung Fire & Marine Insurance Co. Ltd.	810	130,286
Samsung Life Insurance Co. Ltd.	216	11,889
Samsung SDS Co. Ltd.	107	12,843
Samsung Securities Co. Ltd.	193	6,185
SD Biosensor, Inc.	739	29,866
Shinhan Financial Group Co. Ltd.	1,590	55,326
Shinsegae, Inc.	38	7,786
SK Bioscience Co. Ltd.*	43	4,709
SK Hynix, Inc.	220	19,205
SK Square Co. Ltd.*	1,152	44,043
SK Telecom Co. Ltd.	2,957	136,473
SK, Inc.	56	11,225
S-Oil Corp.	70	6,563
SSANGYONG C&E Co. Ltd.	771	4,867
Woori Financial Group, Inc.	12,924	155,648
Yuhan Corp.	187	9,129

(Cost $2,959,009)		3,156,501

Spain - 2.0%
Acciona SA	164	$31,535
ACS Actividades de Construccion y Servicios SA	450	12,726
Aena SME SA, 144A*	72	10,964
Amadeus IT Group SA*	89	5,515
Banco Bilbao Vizcaya Argentaria SA	1,939	10,550
Banco Santander SA	2,751	8,884
Bankinter SA	2,075	13,155
CaixaBank SA	4,039	14,573
Corp ACCIONA Energias Renovables SA	164	6,391
EDP Renovaveis SA	324	7,927
Enagas SA	5,085	116,082
Endesa SA	1,964	43,404
Ferrovial SA*	45	1,157
Ferrovial SA	3,962	101,906
Fluidra SA	1,066	28,138
Iberdrola SA	2,835	33,513
Industria de Diseno Textil SA	201	4,821
Mapfre SA (a)	10,852	20,088
Merlin Properties Socimi SA REIT	3,906	44,061
Naturgy Energy Group SA	1,522	45,881
Red Electrica Corp. SA	14,424	298,064
Repsol SA	15,626	251,007
Telefonica SA (a)	61,473	333,216

(Cost $1,330,171)		1,443,558

Sweden - 5.1%
Alfa Laval AB	2,405	64,798
Assa Abloy AB, Class B	5,148	126,389
Atlas Copco AB, Class A	3,088	34,511
Atlas Copco AB, Class B	1,696	16,354
Beijer Ref AB	524	8,318
Boliden AB	7,193	301,214
Castellum AB	6,505	126,129
Electrolux AB, Class B	2,316	35,882
Elekta AB, Class B	1,263	9,811
Epiroc AB, Class A	3,828	73,910
Epiroc AB, Class B	2,286	38,319
Essity AB, Class B	3,939	103,149
Fastighets AB Balder, Class B*	12,480	90,006
Getinge AB, Class B	3,278	94,819
H & M Hennes & Mauritz AB, Class B (a)	1,205	16,580
Hexagon AB, Class B	2,135	25,946
Holmen AB, Class B	2,410	123,460
Husqvarna AB, Class B	3,095	27,845
Industrivarden AB, Class A	5,793	149,804
Industrivarden AB, Class C	4,648	120,242
Indutrade AB	2,077	46,789
Investment AB Latour, Class B (a)	1,603	39,274
Investor AB, Class A (a)	3,485	72,559
Investor AB, Class B	10,413	194,793
Kinnevik AB, Class B*	5,880	117,105
L E Lundbergforetagen AB, Class B	1,579	77,581
Lifco AB, Class B	1,383	28,399
Lundin Energy AB	999	48,298
Nibe Industrier AB, Class B	4,171	36,280
Sagax AB, Class B	2,987	81,211
Sagax AB, Class D	8,143	25,219
Samhallsbyggnadsbolaget i Norden AB (a)	12,170	33,834
Sandvik AB	2,256	46,118
Securitas AB, Class B (a)	3,879	41,293
Skandinaviska Enskilda Banken AB, Class A	2,345	25,838
Skanska AB, Class B	3,723	64,082
SKF AB, Class B	964	16,977
Svenska Cellulosa AB SCA, Class B	4,732	85,536
Svenska Handelsbanken AB, Class A	1,378	13,533
Sweco AB, Class B	1,814	21,452
Swedbank AB, Class A	1,952	29,439
Swedish Match AB	30,051	309,920
Swedish Orphan Biovitrum AB*	1,942	40,533
Tele2 AB, Class B	15,389	187,887
Telefonaktiebolaget LM Ericsson, Class B	7,346	59,459
Telia Co. AB	43,822	179,254
Thule Group AB, 144A	2,394	79,966
Trelleborg AB, Class B	4,760	110,733
Volvo AB, Class A	718	13,122
Volvo AB, Class B	3,267	57,121

(Cost $3,554,204)		3,771,091

Switzerland - 3.9%
ABB Ltd.	3,106	95,200
Adecco Group AG	1,194	46,450
Alcon, Inc.	578	43,295
Baloise Holding AG	134	22,787
Barry Callebaut AG	32	70,173
Belimo Holding AG	224	89,502
BKW AG	444	50,581
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	10	100,569
Cie Financiere Richemont SA, Class A	330	36,613
Clariant AG*	2,067	39,591
Coca-Cola HBC AG*	3,261	71,820
DKSH Holding AG	1,726	144,051
Emmi AG	77	72,939
EMS-Chemie Holding AG	62	53,103
Flughafen Zurich AG*	57	9,633
Geberit AG	256	140,425
Georg Fischer AG	1,360	76,474
Givaudan SA	15	55,115
Glencore PLC*	17,660	116,203
Helvetia Holding AG	122	15,031
Holcim AG*	2,198	108,874

Julius Baer Group Ltd.	182	$9,351
Kuehne + Nagel International AG	331	87,295
Logitech International SA	557	33,994
Lonza Group AG	58	34,925
Nestle SA	196	23,924
Novartis AG	335	30,356
Partners Group Holding AG	79	84,847
PSP Swiss Property AG	963	114,730
Roche Holding AG	66	22,474
Schindler Holding AG	56	11,194
Schindler Holding AG Participation Certificates	111	22,772
SGS SA	33	81,936
SIG Group AG*	1,370	29,928
Sika AG	176	48,749
Sonova Holding AG	254	89,830
STMicroelectronics NV	295	11,765
Straumann Holding AG	520	66,156
Swatch Group AG - Bearer	329	84,571
Swatch Group AG - Registered	579	28,148
Swiss Life Holding AG	62	35,122
Swiss Prime Site AG	763	76,813
Swiss Re AG	365	30,051
Swisscom AG	252	149,010
Tecan Group AG	134	43,420
Temenos AG	84	8,164
UBS Group AG	1,261	23,739
VAT Group AG, 144A	193	57,223
Vifor Pharma AG*	358	62,502
Zurich Insurance Group AG	82	37,469

(Cost $2,824,360)		2,898,887

United Kingdom - 10.8%
3i Group PLC	12,488	199,802
abrdn PLC	31,717	77,947
Admiral Group PLC	4,981	139,550
Amcor PLC CDI	22,699	298,470
Anglo American PLC	2,108	103,267
Ashtead Group PLC	695	36,377
Associated British Foods PLC	813	17,726
Auto Trader Group PLC, 144A	7,493	55,679
Aviva PLC	6,815	36,933
B&M European Value Retail SA	37,139	182,404
BAE Systems PLC	26,671	254,118
Barclays PLC	2,137	4,553
Barratt Developments PLC	6,668	42,422
Bellway PLC	1,842	54,230
Berkeley Group Holdings PLC*	1,960	103,748
BP PLC	5,029	27,523
British American Tobacco PLC	1,489	65,718
BT Group PLC	87,005	205,324
Bunzl PLC	4,767	166,237
Burberry Group PLC	1,686	36,399
Centrica PLC*	101,552	101,339
CNH Industrial NV	1,741	25,868
Compass Group PLC	1,834	41,085
ConvaTec Group PLC, 144A	7,451	20,284
Croda International PLC	1,357	118,177
Dechra Pharmaceuticals PLC	699	32,031
Derwent London PLC REIT	983	36,844
Diageo PLC	820	37,979
Direct Line Insurance Group PLC	33,105	107,351
DS Smith PLC	15,660	60,472
Evraz PLC (d)	4,559	0
Ferguson PLC	1,279	153,649
GSK PLC	3,697	80,728
Halma PLC	3,659	102,789
Hargreaves Lansdown PLC	2,489	26,883
Howden Joinery Group PLC	12,289	105,658
HSBC Holdings PLC	1,176	7,900
IMI PLC	5,194	92,364
Imperial Brands PLC	20,643	465,824
InterContinental Hotels Group PLC	343	21,320
Intermediate Capital Group PLC	151	2,997
Intertek Group PLC	1,032	60,284
ITV PLC	14,706	13,026
J Sainsbury PLC	80,712	232,332
Johnson Matthey PLC	719	19,120
Kingfisher PLC	27,363	90,904
Legal & General Group PLC	3,732	12,215
Lloyds Banking Group PLC	53,733	30,399
Mondi PLC	10,067	195,197
National Grid PLC	8,385	123,747
Next PLC	304	24,819
Pearson PLC	2,327	22,124
Pennon Group PLC	5,850	73,801
Pepco Group NV, 144A*	1,312	11,861
Persimmon PLC	1,619	44,420
Phoenix Group Holdings PLC	2,499	20,081
Reckitt Benckiser Group PLC	374	28,932
RELX PLC	2,766	79,341
Renishaw PLC	62	3,176
Rentokil Initial PLC	8,754	55,847
Rightmove PLC	13,330	100,933
Rio Tinto PLC	1,908	138,268
Royal Mail PLC	11,328	44,343
RS GROUP PLC	4,770	58,223
Sage Group PLC	20,690	171,213
Schroders PLC	703	26,243
Segro PLC REIT	44,538	621,935
Severn Trent PLC	4,688	172,227

Shell PLC	442	13,238
Smith & Nephew PLC	1,994	32,494
Smiths Group PLC	3,235	63,399
Spirax-Sarco Engineering PLC	699	93,072
SSE PLC	14,435	322,370
St James’s Place PLC	2,108	34,378
Standard Chartered PLC	653	5,183
Tate & Lyle PLC	15,299	143,550
Tesco PLC	140,496	458,604
Travis Perkins PLC	1,493	22,692
Unilever PLC	526	25,357
United Utilities Group PLC	14,926	199,023
Vodafone Group PLC	94,093	154,849
Weir Group PLC	596	11,932
Wise PLC, Class A*	12,677	58,699
WPP PLC	5,682	65,925

(Cost $8,421,885)		7,929,745

United States - 0.2%
Sims Ltd.	2,794	35,355
Waste Connections, Inc.	1,105	141,003

(Cost $155,861)		176,358

TOTAL COMMON STOCKS
(Cost $72,550,276)		72,296,347

PREFERRED STOCKS - 0.2%
Germany - 0.1%
Bayerische Motoren Werke AG	91	7,102
FUCHS PETROLUB SE	993	30,423
Henkel AG & Co. KGaA	286	19,516
Porsche Automobil Holding SE	397	32,381
Sartorius AG	11	4,426

(Cost $105,986)		93,848

South Korea - 0.1%
Hanwha Corp.	1,820	22,728
LG Household & Health Care Ltd.	15	4,892
Mirae Asset Securities Co. Ltd.	3,814	13,410
Samsung Fire & Marine Insurance Co. Ltd.	86	11,296

(Cost $55,173)		52,326

TOTAL PREFERRED STOCKS
(Cost $161,159)		146,174

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	826	491

SECURITIES LENDING COLLATERAL - 2.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (e)(f)
(Cost $1,696,834)	1,696,834	1,696,834

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.72% (e)
(Cost $73,496)	73,496	73,496

TOTAL INVESTMENTS - 101.0%
(Cost $74,481,765)		$74,213,342
Other assets and liabilities, net - (1.0%)		(719,813)

NET ASSETS - 100.0%		$73,493,529

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022

COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG (c)
—	5,968	—	—	(523)	103	—	490	5,445
SECURITIES LENDING COLLATERAL — 2.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (e)(f)
990,427	706,407 (g)	—	—	—	1,342	—	1,696,834	1,696,834
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.72% (e)
6,186	1,995,113	(1,927,803)	—	—	47	—	73,496	73,496

996,613	2,707,488	(1,927,803)	—	(523)	1,492	—	1,770,820	1,775,775

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2022 amounted to $2,258,581, which is 3.1% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $697,801.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2022 the Xtrackers FTSE Developed ex US Multifactor ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Industrials	$14,024,407	19.3%
Consumer Staples	9,014,515	12.4
Materials	8,995,000	12.5
Financials	8,284,462	11.4
Utilities	6,141,260	8.5
Real Estate	5,969,280	8.2
Consumer Discretionary	5,392,244	7.5
Communication Services	5,180,185	7.2
Health Care	3,496,261	4.8
Information Technology	3,403,957	4.7
Energy	2,541,441	3.5

Total	$72,443,012	100.0%

At May 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
MSCI EAFE Futures	USD	9	$889,235	$916,650	6/17/2022	$27,415

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2022.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$72,296,347	$—	$0	$72,296,347
Preferred Stocks (a)	146,174	—	—	146,174
Warrants	491	—	—	491
Short-Term Investments (a)	1,770,330	—	—	1,770,330
Derivatives (b)
Futures Contracts	27,415	—	—	27,415

TOTAL	$74,240,757	$—	$0	$74,240,757

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended May 31, 2022, the amount of transfers from Level 1 to Level 3 was $3,185. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

OBTAIN A FUND PROSPECTUS To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DEEF-PH3

R-089711-1 (5/24) DBX005195 (5/24)